BUSINESS COMBINATIONS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 19, 2023	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Revenue		$ 184,175	$ 1,827,245	$ 919,738	$ 2,961,572	$ 1,569,853
Gross profit		$ 85,587	$ 283,142	$ 2,529	$ 220,514	$ (80,193)
Share based compensation proforma							$ 5,608,000
Goodwill							15,669,287
Titan Trucking LLC [Member]
Business Acquisition [Line Items]
Voting interest, rate	65.00%
Revenue							4,203,112	$ 3,315,256
Gross profit							$ (4,740)	$ (1,969)
Titan Trucking LLC [Member] | Intellectual Property [Member]
Business Acquisition [Line Items]
Weighted average useful life (years)	10 years
Discount rate	19.80%
Titan Trucking LLC [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Discount rate	19.80%
Pre-tax royalty rate	1.00%
Titan Trucking LLC [Member] | Noncompete Agreements [Member]
Business Acquisition [Line Items]
Weighted average useful life (years)	5 years
Discount rate	19.80%
Series C Preferred Stock [Member] | Merger Agreement [Member] | Titan Trucking LLC [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues	630,900
Series C Preferred Stock [Member] | Merger Agreement [Member] | Titan Trucking LLC [Member] | Chief Executive Officer [Member]
Business Acquisition [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture	70,100